                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001

                    Oppenheimer Main Street Opportunity Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
COMMON STOCKS--98.8%

CONSUMER DISCRETIONARY--15.2%
AUTO COMPONENTS--0.8%
ArvinMeritor, Inc.                                                                              11,100   $       13,764
Autoliv, Inc.(1)                                                                               103,500        2,553,345
BorgWarner, Inc.(1)                                                                             68,300        1,977,285
Cooper Tire & Rubber Co.                                                                       120,700          998,189
Drew Industries, Inc.(2)                                                                        54,566          779,202
Exide Technologies(2)                                                                           82,600          448,518
Fuel Systems Solutions, Inc.(2)                                                                  4,100           62,607
Goodyear Tire & Rubber Co. (The)(2)                                                            107,571        1,182,205
Johnson Controls, Inc.                                                                          72,600        1,380,126
Modine Manufacturing Co.                                                                        37,400          142,868
Stoneridge, Inc.(2)                                                                             40,400           93,324
Tenneco, Inc.(1, 2)                                                                             84,108          257,370
TRW Automotive Holdings Corp.(2)                                                               179,500        1,547,290
WABCO Holdings, Inc.                                                                           121,300        1,939,587
                                                                                                         --------------
                                                                                                             13,375,680

AUTOMOBILES--0.1%
Thor Industries, Inc.                                                                           67,600        1,554,124
Winnebago Industries, Inc.                                                                      65,683          578,667
                                                                                                         --------------
                                                                                                              2,132,791

DISTRIBUTORS--0.0%
Core-Mark Holding Co., Inc.(2)                                                                   1,700           32,589
                                                                                                         --------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Career Education Corp.(2)                                                                       79,712        1,756,852
ITT Educational Services, Inc.(2)                                                                1,600          161,232
Regis Corp.                                                                                     53,366        1,021,425
Service Corp. International                                                                    109,700          496,941
Steiner Leisure Ltd.(2)                                                                         28,980          916,927
Stewart Enterprises, Inc.(1)                                                                    89,172          311,210
                                                                                                         --------------
                                                                                                              4,664,587

HOTELS, RESTAURANTS & LEISURE--2.4%
Ameristar Casinos, Inc.                                                                         73,900        1,516,428
Bally Technologies, Inc.(2)                                                                     54,800        1,434,664
BJ's Restaurants, Inc.(2)                                                                       22,600          372,674
Bob Evans Farms, Inc.                                                                           60,300        1,462,275
Boyd Gaming Corp.(1)                                                                           245,700        2,257,983
Brinker International, Inc.                                                                    122,147        2,164,445
California Pizza Kitchen, Inc.(2)                                                               54,600          857,766
Carnival Corp.                                                                                 111,310        2,992,013
CEC Entertainment, Inc.(2)                                                                      55,588        1,693,210
Chipotle Mexican Grill, Inc., Cl. B(2)                                                             905           59,287
Churchill Downs, Inc.                                                                            1,400           48,734
CKE Restaurants, Inc.                                                                           27,000          258,390
Cracker Barrel Old Country Store, Inc.(1)                                                       35,637        1,162,123


                  1 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Denny's Corp.(2)                                                                               105,600   $      283,008
DineEquity, Inc.                                                                                55,777        1,787,095
Dover Downs Gaming & Entertainment, Inc.                                                         2,400           10,248
International Game Technology                                                                   59,100          729,885
International Speedway Corp., Cl. A                                                             25,700          608,576
Interval Leisure Group, Inc.(2)                                                                 53,800          430,938
Isle of Capri Casinos, Inc.(1, 2)                                                               17,300          185,802
Jack in the Box, Inc.(2)                                                                        15,400          378,686
Krispy Kreme Doughnuts, Inc.(1, 2)                                                              58,300          229,702
Life Time Fitness, Inc.(1, 2)                                                                   51,200          960,512
McDonald's Corp.                                                                                79,000        4,209,910
O'Charley's, Inc.                                                                                3,300           23,001
Orient-Express Hotel Ltd., Cl. A(1)                                                             45,600          295,032
Papa John's International, Inc.(2)                                                              10,200          270,708
Pinnacle Entertainment, Inc.(1, 2)                                                             109,800        1,370,304
Red Robin Gourmet Burgers, Inc.(1, 2)                                                           52,700        1,293,785
Royal Caribbean Cruises Ltd.(1)                                                                 84,300        1,241,739
Ruby Tuesday, Inc.(2)                                                                           54,200          416,256
Shuffle Master, Inc.(2)                                                                         59,500          226,695
Sonic Corp.(2)                                                                                  69,252          756,232
Speedway Motorsports, Inc.                                                                      43,000          645,000
Steak n Shake Co. (The)(2)                                                                      22,300          257,788
Town Sports International Holdings, Inc.(2)                                                      8,900           30,705
Vail Resorts, Inc.(2)                                                                           47,500        1,387,000
Wendy's/Arby's Group, Inc., Cl. A                                                               16,300           81,500
WMS Industries, Inc.(1, 2)                                                                      74,100        2,379,351
Wyndham Worldwide Corp.                                                                        220,750        2,578,360
                                                                                                         --------------
                                                                                                             39,347,810

HOUSEHOLD DURABLES--1.1%
American Greetings Corp., Cl. A(1)                                                             121,570          954,325
Blyth, Inc.                                                                                     16,675          735,034
Centex Corp.                                                                                   162,700        1,779,938
CSS Industries, Inc.                                                                             9,800          194,628
Ethan Allen Interiors, Inc.                                                                      4,600           61,870
Furniture Brands International, Inc.                                                            31,987          101,079
Garmin Ltd.                                                                                      4,100          103,279
Harman International Industries, Inc.                                                          120,000        2,182,800
Helen of Troy Ltd.(2)                                                                           39,600          631,620
Jarden Corp.(2)                                                                                 57,700        1,159,770
KB Home(1)                                                                                      42,876          774,769
La-Z-Boy, Inc.                                                                                 134,300          357,238
Lennar Corp., Cl. A(1)                                                                         225,500        2,196,370
M/I Homes, Inc.                                                                                 18,600          284,022
Meritage Homes Corp.(2)                                                                         86,500        1,800,065
National Presto Industries, Inc.                                                                 1,000           71,260


                  2 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
HOUSEHOLD DURABLES CONTINUED
Ryland Group, Inc. (The)                                                                         8,300   $      171,893
Sealy Corp.(2)                                                                                  74,100          262,314
Snap-On, Inc.                                                                                   43,139        1,463,275
Stanley Works (The)                                                                             35,400        1,346,262
Tempur-Pedic International, Inc.                                                                76,400          982,504
Whirlpool Corp.(1)                                                                              13,100          591,596
                                                                                                         --------------
                                                                                                             18,205,911

INTERNET & CATALOG RETAIL--0.6%
1-800-FLOWERS.com, Inc.(2)                                                                      66,300          193,596
Blue Nile, Inc.(1, 2)                                                                           16,750          712,880
Expedia, Inc.(1, 2)                                                                            135,800        1,848,238
HSN, Inc.(2)                                                                                    37,800          261,198
Liberty Media Corp.-Interactive, Series A(2)                                                   237,700        1,259,810
NetFlix.com, Inc.(1, 2)                                                                         43,000        1,948,330
NutriSystem, Inc.                                                                               49,083          674,400
Orbitz Worldwide, Inc.(1, 2)                                                                    36,200           68,780
Overstock.com, Inc.(1, 2)                                                                       24,642          332,174
Priceline.com, Inc.(1, 2)                                                                       19,400        1,883,546
Shutterfly, Inc.(2)                                                                             27,200          348,432
Stamps.com, Inc.(2)                                                                             31,400          293,904
Ticketmaster Entertainment, Inc.(2)                                                             64,300          338,218
                                                                                                         --------------
                                                                                                             10,163,506

LEISURE EQUIPMENT & PRODUCTS--0.4%
Brunswick Corp.(1)                                                                             303,221        1,813,262
Callaway Golf Co.                                                                              120,300          908,265
Eastman Kodak Co.                                                                              102,000          311,100
JAKKS Pacific, Inc.(2)                                                                          25,600          323,840
Leapfrog Enterprises, Inc.(2)                                                                   81,700          146,243
Polaris Industries, Inc.                                                                        51,950        1,737,728
RC2 Corp.(2)                                                                                    18,000          203,580
Steinway Musical Instruments, Inc.(2)                                                            6,252           83,964
                                                                                                         --------------
                                                                                                              5,527,982

MEDIA--3.2%
Ascent Media Corp., Cl. A(2)                                                                    10,300          265,328
Belo Corp., Cl. A                                                                              178,500          303,450
Cablevision Systems Corp. New York Group, Cl. A                                                 55,400          950,664
CBS Corp., Cl. B(1)                                                                            324,900        2,287,296
Central European Media Enterprises Ltd., Cl. A(2)                                                8,304          136,269
Clear Channel Outdoor Holdings, Inc., Cl. A(1, 2)                                               89,400          343,296
Comcast Corp., Cl. A                                                                           216,500        3,347,090
Cox Radio, Inc., Cl. A(1, 2)                                                                    45,900          220,320
DirecTV Group, Inc. (The)(1, 2)                                                                115,300        2,851,369
Dish Network Corp., Cl. A(2)                                                                   121,600        1,611,200
DreamWorks Animation SKG, Inc., Cl. A(2)                                                        28,200          677,082


                  3 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
MEDIA CONTINUED
Entercom Communications Corp.                                                                   19,800   $       32,868
Entravision Communications Corp.(2)                                                             17,000            8,670
EW Scripps Co. (The), Cl. A(1)                                                                  72,500          142,825
Fisher Communications, Inc.                                                                      1,136           13,700
Gannett Co., Inc.(1)                                                                            99,500          389,045
Global Sources Ltd.(2)                                                                          25,047          111,459
Harte-Hanks, Inc.                                                                               44,900          370,874
Hearst-Argyle Television, Inc.                                                                   4,700           21,150
Journal Communications, Inc.                                                                    13,100           20,305
Knology, Inc.(2)                                                                                 4,900           34,790
Liberty Media Corp.-Entertainment, Series A(2)                                                 112,900        2,749,115
Liberty Media Holding Corp.-Capital, Series A(2)                                                 3,800           44,460
Lin TV Corp., Cl. A(2)                                                                           9,009           14,414
Live Nation, Inc.(2)                                                                            70,200          274,482
McClatchy Co., Cl. A                                                                            71,500           37,895
McGraw-Hill Cos., Inc. (The)                                                                    83,500        2,517,525
Media General, Inc., Cl. A(1)                                                                   15,300           39,780
Mediacom Communications Corp.(2)                                                                49,000          278,810
Meredith Corp.(1)                                                                               82,200        2,061,576
News Corp., Inc., Cl. A                                                                        599,750        4,953,935
Scholastic Corp.                                                                                46,300          913,499
Sinclair Broadcast Group, Inc., Cl. A                                                           18,900           20,979
Time Warner Cable, Inc.                                                                        181,461        5,848,488
Time Warner, Inc.(1)                                                                           462,800       10,102,924
Valassis Communications, Inc.(2)                                                                10,790           55,784
Viacom, Inc., Cl. B(2)                                                                          52,300        1,006,252
Walt Disney Co. (The)                                                                          334,700        7,329,930
Warner Music Group Corp.(2)                                                                     73,200          393,816
                                                                                                         --------------
                                                                                                             52,782,714

MULTILINE RETAIL--0.7%
Big Lots, Inc.(2)                                                                               97,400        2,692,136
Dillard's, Inc., Cl. A                                                                         220,300        1,698,513
Fred's, Inc.(1)                                                                                109,800        1,499,868
Kohl's Corp.(2)                                                                                 65,700        2,979,495
Nordstrom, Inc.(1)                                                                              71,500        1,618,045
Retail Ventures, Inc.(2)                                                                         1,700            4,420
                                                                                                         --------------
                                                                                                             10,492,477

SPECIALTY RETAIL--4.2%
Abercrombie & Fitch Co., Cl. A(1)                                                               54,340        1,470,440
Aeropostale, Inc.(2)                                                                            71,500        2,428,855
America's Car-Mart, Inc.(2)                                                                     13,000          210,860
American Eagle Outfitters, Inc.                                                                182,000        2,697,240
AnnTaylor Stores Corp.(2)                                                                      221,300        1,635,407
Asbury Automotive Group, Inc.                                                                   57,700          557,959
AutoNation, Inc.(2)                                                                            105,300        1,864,863


                  4 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
SPECIALTY RETAIL CONTINUED
Barnes & Noble, Inc.(1)                                                                         73,566   $    1,921,544
bebe stores, inc.                                                                               36,800          338,560
Best Buy Co., Inc.                                                                              26,450        1,015,151
Big 5 Sporting Goods Corp.                                                                       2,092           17,217
Blockbuster, Inc., Cl. A(2)                                                                     98,400           78,720
Borders Group, Inc.(2)                                                                          54,574          148,987
Brown Shoe Co., Inc.                                                                           144,200          927,206
Buckle, Inc. (The)(1)                                                                           60,100        2,245,937
Cabela's, Inc.(2)                                                                               20,400          261,324
Cato Corp., Cl. A                                                                                3,400           65,348
Charlotte Russe Holding, Inc.(2)                                                                46,721          586,349
Charming Shoppes, Inc.(2)                                                                      104,287          363,962
Chico's FAS, Inc.(2)                                                                           348,800        2,664,832
Children's Place Retail Stores, Inc.(2)                                                         75,101        2,135,872
Christopher & Banks Corp.                                                                       66,475          369,601
Citi Trends, Inc.(2)                                                                            54,433        1,336,874
Coldwater Creek, Inc.(2)                                                                       192,200          663,090
Collective Brands, Inc.(2)                                                                      29,000          421,080
Conn's, Inc.(1, 2)                                                                              15,616          256,727
Dress Barn, Inc. (The)(1, 2)                                                                   109,700        1,660,858
DSW, Inc., Cl. A(2)                                                                              1,600           17,392
Finish Line, Inc. (The), Cl. A                                                                  91,845          780,683
Foot Locker, Inc.                                                                               88,300        1,049,887
GameStop Corp., Cl. A(2)                                                                         6,200          186,992
Gap, Inc. (The)                                                                                438,180        6,809,317
Genesco, Inc.(2)                                                                                37,928          864,000
Group 1 Automotive, Inc.(1)                                                                     65,500        1,395,150
Guess?, Inc.(1)                                                                                 44,400        1,156,176
Gymboree Corp.(2)                                                                               33,900        1,166,160
Haverty Furniture Cos., Inc.(1)                                                                 60,116          652,259
hhgregg, Inc.(2)                                                                                 2,400           39,840
Jo-Ann Stores, Inc.(1, 2)                                                                       26,738          489,840
Limited Brands, Inc.                                                                           213,000        2,432,460
Lowe's Cos., Inc.                                                                              155,200        3,336,800
Men's Wearhouse, Inc. (The)(1)                                                                 111,800        2,083,952
New York & Co., Inc.(2)                                                                         68,100          394,980
Office Depot, Inc.(2)                                                                          481,200        1,246,308
OfficeMax, Inc.                                                                                 48,984          364,931
Pacific Sunwear of California, Inc.(2)                                                         199,400          807,570
Penske Automotive Group, Inc.(1)                                                                65,600          869,200
Pep Boys-Manny, Moe & Jack                                                                     116,516          862,218
Rent-A-Center, Inc.(2)                                                                          95,024        1,829,212
Ross Stores, Inc.                                                                               19,900          755,006
Sally Beauty Holdings, Inc.(1, 2)                                                              121,388          898,271
Signet Jewelers Ltd.                                                                            15,400          244,398


                  5 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
SPECIALTY RETAIL CONTINUED
Sonic Automotive, Inc.(1)                                                                       52,368   $      270,219
Stage Stores, Inc.                                                                             105,100        1,287,475
Staples, Inc.                                                                                   45,200          932,024
Systemax, Inc.(2)                                                                               41,000          691,260
Talbots, Inc. (The)(1)                                                                         125,880          297,077
Tractor Supply Co.(2)                                                                           35,700        1,441,566
Tween Brands, Inc.(2)                                                                           75,010          219,029
Wet Seal, Inc., Cl. A(2)                                                                       123,700          471,297
Williams-Sonoma, Inc.(1)                                                                       187,100        2,619,400
Zumiez, Inc.(1, 2)                                                                              51,900          625,914
                                                                                                         --------------
                                                                                                             67,933,126

TEXTILES, APPAREL & LUXURY GOODS--1.4%
American Apparel, Inc.(1, 2)                                                                    11,500           77,625
Carter's, Inc.(2)                                                                               27,800          594,364
Coach, Inc.(1, 2)                                                                               82,095        2,011,328
Crocs, Inc.(1, 2)                                                                              119,800          269,550
Fossil, Inc.(2)                                                                                 72,000        1,451,520
Jones Apparel Group, Inc.                                                                      207,516        1,917,448
K-Swiss, Inc., Cl. A                                                                            14,300          143,572
Kenneth Cole Productions, Inc., Cl. A                                                           14,800          102,416
Liz Claiborne, Inc.                                                                            379,170        1,797,266
Maidenform Brands, Inc.(2)                                                                      12,800          163,200
Movado Group, Inc.                                                                              11,640          106,739
Nike, Inc., Cl. B                                                                               40,500        2,125,035
Oxford Industries, Inc.                                                                         52,530          511,642
Perry Ellis International, Inc.(2)                                                              36,500          267,545
Phillips/Van Heusen Corp.                                                                       93,300        2,708,499
Polo Ralph Lauren Corp., Cl. A                                                                  23,100        1,243,704
Quicksilver, Inc.(2)                                                                           412,200          680,130
Skechers USA, Inc., Cl. A(2)                                                                    79,800          933,660
Steven Madden Ltd.(2)                                                                            2,507           73,756
Timberland Co., Cl. A(2)                                                                       114,600        1,861,104
Unifi, Inc.(2)                                                                                 103,000           92,700
UniFirst Corp.                                                                                   7,500          279,675
Volcom, Inc.(2)                                                                                  7,900          106,571
Warnaco Group, Inc. (The)(2)                                                                    86,418        2,492,295
Wolverine World Wide, Inc.                                                                      72,780        1,516,007
                                                                                                         --------------
                                                                                                             23,527,351

CONSUMER STAPLES--3.1%

BEVERAGES--0.3%
Coca-Cola Co. (The)                                                                             90,100        3,878,805
Dr. Pepper Snapple Group, Inc.(2)                                                                8,400          173,964
PepsiCo, Inc.                                                                                   19,100          950,416
                                                                                                         --------------
                                                                                                              5,003,185


                  6 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
FOOD & STAPLES RETAILING--1.3%
Andersons, Inc. (The)                                                                            7,181   $      115,399
Casey's General Stores, Inc.                                                                    16,700          444,387
CVS Caremark Corp.                                                                              81,600        2,593,248
Kroger Co. (The)                                                                                73,200        1,582,584
Nash Finch Co.                                                                                     100            2,929
Pantry, Inc. (The)(2)                                                                           59,522        1,405,910
Safeway, Inc.                                                                                  345,500        6,823,625
SUPERVALU, Inc.                                                                                 29,300          479,055
Sysco Corp.                                                                                    155,500        3,627,815
Wal-Mart Stores, Inc.                                                                           83,600        4,213,440
Winn-Dixie Stores, Inc.(2)                                                                      18,422          211,116
                                                                                                         --------------
                                                                                                             21,499,508

FOOD PRODUCTS--0.3%
Bunge Ltd.                                                                                       5,500          264,055
Darling International, Inc.(2)                                                                 161,500          923,780
Del Monte Foods Co.                                                                             73,500          554,925
Fresh Del Monte Produce, Inc.(2)                                                                18,000          261,360
J&J Snack Foods Corp.                                                                            3,600          139,536
J.M. Smucker Co. (The)                                                                           3,800          149,720
Kraft Foods, Inc., Cl. A                                                                        55,600        1,301,040
Omega Protein Corp.(2)                                                                          37,800          120,582
Smithfield Foods, Inc.(2)                                                                        8,100           69,984
TreeHouse Foods, Inc.(2)                                                                         8,200          218,038
                                                                                                         --------------
                                                                                                              4,003,020

HOUSEHOLD PRODUCTS--0.5%
Central Garden & Pet Co., Cl. A(2)                                                              78,546          712,412
Procter & Gamble Co. (The)                                                                     160,067        7,913,712
                                                                                                         --------------
                                                                                                              8,626,124

PERSONAL PRODUCTS--0.2%
Bare Escentuals, Inc.(2)                                                                        15,500          143,530
Elizabeth Arden, Inc.(2)                                                                        17,600          152,416
Herbalife Ltd.                                                                                 117,300        2,324,886
Inter Parfums, Inc.                                                                             16,840          130,678
Nu Skin Asia Pacific, Inc., Cl. A                                                               25,400          325,628
Prestige Brands Holdings, Inc.(2)                                                                5,100           32,946
                                                                                                         --------------
                                                                                                              3,110,084

TOBACCO--0.5%
Philip Morris International, Inc.                                                              186,600        6,754,920
Universal Corp.                                                                                 43,200        1,302,912
                                                                                                         --------------
                                                                                                              8,057,832

ENERGY--15.2%

ENERGY EQUIPMENT & SERVICES--4.0%
Allis-Chalmers Energy, Inc.(2)                                                                  69,406          133,954
Baker Hughes, Inc.                                                                             141,800        5,045,244
Basic Energy Services, Inc.(2)                                                                  80,628          822,406
Bronco Drilling Co., Inc.(2)                                                                    23,000          126,270


                  7 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Complete Production Services, Inc.(2)                                                          158,000   $    1,055,440
Dawson Geophysical Co.(2)                                                                        9,300          182,838
Diamond Offshore Drilling, Inc.                                                                 23,300        1,687,153
Dresser-Rand Group, Inc.(2)                                                                     68,830        1,695,283
Dril-Quip, Inc.(2)                                                                              20,900          718,542
ENGlobal Corp.(2)                                                                               41,800          241,186
ENSCO International, Inc.                                                                       44,300        1,252,804
Exterran Holdings, Inc.(2)                                                                      79,400        1,639,610
Global Industries Ltd.(2)                                                                      184,700        1,195,009
Gulf Island Fabrication, Inc.                                                                   40,640          525,882
Gulfmark Offshore, Inc.(2)                                                                      31,500          846,720
Halliburton Co.                                                                                243,200        4,917,504
Helix Energy Solutions Group, Inc.(2)                                                          182,969        1,663,188
Helmerich & Payne, Inc.(1)                                                                      34,000        1,047,880
Hercules Offshore, Inc.(1, 2)                                                                  164,500          526,400
Hornbeck Offshore Services, Inc.(2)                                                             26,458          614,619
ION Geophysical Corp.(2)                                                                        43,600          109,000
Key Energy Services, Inc.(2)                                                                   264,400        1,160,716
Lufkin Industries, Inc.                                                                          4,718          164,658
Matrix Service Co.(2)                                                                           59,959          574,407
Nabors Industries Ltd.(2)                                                                       86,500        1,315,665
NATCO Group, Inc., Cl. A(2)                                                                     17,900          430,674
National Oilwell Varco, Inc.(2)                                                                140,803        4,263,515
Natural Gas Services Group(2)                                                                   18,100          180,638
Newpark Resources, Inc.(2)                                                                      85,300          238,840
Noble Corp.                                                                                    186,900        5,107,977
North American Energy Partners, Inc.(2)                                                         26,400          104,280
Oceaneering International, Inc.(2)                                                              62,900        2,866,353
Oil States International, Inc.(2)                                                               92,900        1,755,810
Parker Drilling Co.(2)                                                                         285,652          788,400
Precision Drilling Trust                                                                        79,943          376,532
Pride International, Inc.(2)                                                                    54,400        1,234,880
Schlumberger Ltd.                                                                               98,500        4,825,515
Seacor Holdings, Inc.(2)                                                                        21,300        1,399,836
Superior Energy Services, Inc.(2)                                                               68,097        1,308,143
T-3 Energy Services, Inc.(2)                                                                    29,500          396,185
Tetra Technologies, Inc.(2)                                                                    200,600        1,147,432
Tidewater, Inc.                                                                                 26,300        1,137,475
Transocean Ltd.(2)                                                                              58,800        3,967,824
Union Drilling, Inc.(2)                                                                         36,900          221,031
Unit Corp.(2)                                                                                   61,635        1,682,019
Weatherford International Ltd.(2)                                                              131,500        2,186,845


                  8 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Willbros Group, Inc.(2)                                                                         63,788   $      731,010
                                                                                                         --------------
                                                                                                             65,613,592

OIL, GAS & CONSUMABLE FUELS--11.2%
Abraxas Petroleum Corp.(2)                                                                      13,100           11,528
Anadarko Petroleum Corp.                                                                       266,800       11,488,408
Apache Corp.                                                                                   145,900       10,630,274
ATP Oil & Gas Corp.(1, 2)                                                                      117,900          844,164
Berry Petroleum Co., Cl. A(1)                                                                   69,649        1,147,816
Bill Barrett Corp.(1, 2)                                                                         5,300          137,694
Brigham Exploration Co.(2)                                                                       9,100           21,294
Chesapeake Energy Corp.                                                                          2,500           49,275
Chevron Corp.                                                                                  334,771       22,128,363
Cimarex Energy Co.(1)                                                                           33,900          911,910
ConocoPhillips                                                                                 383,575       15,726,575
Contango Oil & Gas Co.(1, 2)                                                                     3,200          121,248
Crosstex Energy, Inc.                                                                           59,200          116,624
CVR Energy, Inc.(2)                                                                            101,550          747,408
Delek US Holdings, Inc.                                                                         50,040          513,911
Denbury Resources, Inc.(2)                                                                     115,600        1,881,968
Devon Energy Corp.                                                                              60,770        3,150,925
Enbridge Energy Management LLC(2)                                                                    1               27
Encore Acquisition Co.(1, 2)                                                                    30,600          893,214
EXCO Resources, Inc.(2)                                                                         27,400          322,772
Exxon Mobil Corp.                                                                              655,750       43,718,853
Foundation Coal Holdings, Inc.                                                                     116            1,884
Frontier Oil Corp.                                                                             124,400        1,581,124
Frontline Ltd.(1)                                                                               26,200          527,406
Gasco Energy, Inc.(2)                                                                           17,600            8,800
General Maritime Corp.                                                                          22,938          227,774
GeoResources, Inc.(2)                                                                           11,000           78,100
Gulfport Energy Corp.(2)                                                                         9,856           29,272
Hess Corp.                                                                                     134,208        7,353,256
Holly Corp.(1)                                                                                  76,200        1,597,152
International Coal Group, Inc.(1, 2)                                                           279,140          555,489
Knightsbridge Tankers Ltd.                                                                       4,400           58,212
Marathon Oil Corp.                                                                             298,400        8,862,480
Mariner Energy, Inc.(2)                                                                        123,000        1,399,740
Massey Energy Co.(1)                                                                            82,800        1,317,348
Murphy Oil Corp.                                                                               144,100        6,875,011
Noble Energy, Inc.                                                                              75,100        4,261,925
Occidental Petroleum Corp.                                                                     257,500       14,494,675
Overseas Shipholding Group, Inc.                                                                33,400          958,914
Patriot Coal Corp.(1, 2)                                                                        75,695          476,879
Penn Virginia Corp.                                                                              6,100           85,827
Petroleum Development Corp.(2)                                                                   4,100           66,461


                  9 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
PetroQuest Energy, Inc.(2)                                                                     126,888   $      381,933
Plains Exploration & Production Co.(2)                                                          75,900        1,432,233
Rosetta Resources, Inc.(2)                                                                     149,300        1,052,565
Stone Energy Corp.(2)                                                                           79,467          342,503
Swift Energy Co.(2)                                                                             60,500          654,610
Tesoro Corp.(1)                                                                                 83,700        1,276,425
USEC, Inc.(1, 2)                                                                                16,300          100,897
Valero Energy Corp.                                                                            422,500        8,382,400
W&T Offshore, Inc.(1)                                                                           71,194          660,680
Western Refining, Inc.(1, 2)                                                                    99,100        1,247,669
XTO Energy, Inc.                                                                                71,750        2,486,855
                                                                                                         --------------
                                                                                                            183,400,750

FINANCIALS--8.8%
CAPITAL MARKETS--1.9%
Affiliated Managers Group, Inc.(2)                                                               9,900          562,815
Ameriprise Financial, Inc.                                                                      55,400        1,459,790
BGC Partners, Inc., Cl. A                                                                       15,990           41,414
BlackRock, Inc.                                                                                 18,604        2,725,858
Cohen & Steers, Inc.                                                                            39,300          578,496
Eaton Vance Corp.                                                                                7,600          208,012
Franklin Resources, Inc.                                                                        78,800        4,765,824
GAMCO Investors, Inc., Cl. A                                                                    10,800          541,620
GFI Group, Inc.                                                                                 25,300          103,224
Goldman Sachs Group, Inc. (The)                                                                 36,570        4,699,245
Investment Technology Group, Inc.(2)                                                            17,800          405,484
Janus Capital Group, Inc.                                                                      113,100        1,134,393
Jefferies Group, Inc.                                                                            1,100           21,527
Knight Capital Group, Inc., Cl. A(2)                                                            53,469          828,235
LaBranche & Co., Inc.(2)                                                                       186,104          777,915
MF Global Ltd.(1, 2)                                                                            33,600          204,960
Morgan Stanley                                                                                 174,700        4,129,908
Penson Worldwide, Inc.(2)                                                                       30,400          308,256
SEI Investments Co.                                                                             36,200          507,886
SWS Group, Inc.                                                                                 74,976          958,943
T. Rowe Price Group, Inc.(1)                                                                    51,700        1,991,484
TD Ameritrade Holding Corp.(2)                                                                 136,100        2,165,351
Teton Advisors, Inc.(2, 3)                                                                         161              367
thinkorswim Group, Inc.(2)                                                                      17,710          168,245
Thomas Weisel Partners Group, Inc.(2)                                                            4,665           21,086
Virtus Investment Partners, Inc.(2)                                                              4,438           50,371
Waddell & Reed Financial, Inc., Cl. A                                                           53,700        1,203,417
                                                                                                         --------------
                                                                                                             30,564,126

COMMERCIAL BANKS--0.7%
Boston Private Financial Holdings, Inc.                                                         21,700          100,037
CapitalSource, Inc.                                                                             93,660          289,409


                  10 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
COMMERCIAL BANKS CONTINUED
Capitol Bancorp Ltd.(1)                                                                          6,200   $       22,692
Cathay Bancorp, Inc.                                                                             5,318           59,668
Central Pacific Financial Corp.                                                                 86,800          508,648
City Holding Co.                                                                                 5,500          162,195
CoBiz Financial, Inc.(1)                                                                         8,545           50,159
Columbia Banking System, Inc.(1)                                                                16,800          166,320
First Citizens BancShares, Inc., Cl. A                                                             100           11,967
Greene Bankshares, Inc.(1)                                                                       3,012           25,602
Guaranty Bancorp(2)                                                                             16,200           35,964
International Bancshares Corp.(1)                                                               10,800          145,908
MainSource Financial Group, Inc.                                                                 9,600           83,136
Old Second Bancorp, Inc.(1)                                                                        800            4,320
Oriental Financial Group, Inc.                                                                   6,110           56,762
Pacific Capital Bancorp(1)                                                                      56,200          390,028
PacWest Bancorp                                                                                 34,021          495,686
Popular, Inc.(1)                                                                               304,390          870,555
Provident Bankshares Corp.                                                                      52,082          457,801
Regions Financial Corp.                                                                         93,100          418,019
Sandy Spring Bancorp, Inc.                                                                         578            9,393
Santander BanCorp                                                                                8,200           54,940
Simmons First National Corp.                                                                     1,100           28,523
Sterling Bancorp                                                                                 3,600           41,184
TriCo Bancshares                                                                                 2,200           35,200
Trustmark Corp.                                                                                 12,120          263,489
U.S. Bancorp                                                                                   129,200        2,354,024
Umpqua Holdings Corp.                                                                           48,300          463,197
United Community Banks, Inc.(1)                                                                 34,167          220,377
Wells Fargo & Co.                                                                              131,223        2,625,772
West Coast Bancorp                                                                               4,187           11,807
Western Alliance Bancorp(1, 2)                                                                  21,444          139,600
Whitney Holding Corp.(1)                                                                         6,900           82,524
Zions Bancorp(1)                                                                                43,800          478,734
                                                                                                         --------------
                                                                                                             11,163,640

CONSUMER FINANCE--0.6%
Advance America Cash Advance Centers, Inc.                                                       2,500           10,000
American Express Co.                                                                           137,100        3,457,662
AmeriCredit Corp.(1, 2)                                                                        114,399        1,163,438
Capital One Financial Corp.                                                                     13,200          220,968
Cash America International, Inc.                                                                54,000        1,207,440
Discover Financial Services                                                                    251,800        2,047,134
Dollar Financial Corp.(1, 2)                                                                    22,000          222,200
First Cash Financial Services, Inc.(2)                                                          14,300          235,092
Nelnet, Inc., Cl. A(2)                                                                          46,400          279,792
Student Loan Corp. (The)                                                                         3,700          178,192
World Acceptance Corp.(1, 2)                                                                    24,000          712,320
                                                                                                         --------------
                                                                                                              9,734,238


                  11 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Asset Acceptance Capital Corp.(2)                                                                4,700   $       38,963
Bank of America Corp.                                                                          489,641        4,372,494
CIT Group, Inc.(1)                                                                             396,600          880,452
Encore Capital Group, Inc.(2)                                                                    9,500           83,030
Financial Federal Corp.                                                                          2,026           49,860
Interactive Brokers Group, Inc., Cl. A(2)                                                       70,698        1,042,796
JPMorgan Chase & Co.                                                                           211,452        6,977,916
Life Partners Holdings, Inc.(1)                                                                  2,500           46,800
MarketAxess Holdings, Inc.(2)                                                                    2,600           24,934
NewStar Financial, Inc.(2)                                                                         400              908
NYSE Euronext                                                                                    4,900          113,533
PHH Corp.(2)                                                                                    98,900        1,659,542
Pico Holdings, Inc.(2)                                                                           2,400           72,000
                                                                                                         --------------
                                                                                                             15,363,228

INSURANCE--4.0%
Allied World Assurance Holdings Ltd.                                                            41,900        1,556,166
Allstate Corp.                                                                                 100,400        2,342,332
American Equity Investment Life Holding Co.                                                     86,300          485,869
American Financial Group, Inc.                                                                  76,500        1,344,870
American National Insurance Co.                                                                  1,000           67,870
American Physicians Capital, Inc.                                                                4,500          187,470
Amerisafe, Inc.(2)                                                                              34,600          531,456
AmTrust Financial Services, Inc.                                                                23,200          211,816
Aspen Insurance Holdings Ltd.                                                                   71,900        1,695,402
Assurant, Inc.                                                                                  38,600          943,384
Assured Guaranty Ltd.(1)                                                                        73,200          707,112
Axis Capital Holdings Ltd.                                                                      27,400          675,136
Berkley (W.R.) Corp.                                                                            67,500        1,613,925
Berkshire Hathaway, Inc., Cl. B(2)                                                               1,656        5,075,640
Brown & Brown, Inc.                                                                             40,900          795,914
Chubb Corp.                                                                                     66,320        2,583,164
Cincinnati Financial Corp.(1)                                                                   29,400          704,130
CNA Financial Corp.(1)                                                                         110,200        1,319,094
CNA Surety Corp.(2)                                                                             27,112          521,906
Conseco, Inc.(2)                                                                               355,800          569,280
Delphi Financial Group, Inc., Cl. A                                                             76,979        1,329,427
EMC Insurance Group, Inc.                                                                        1,200           27,192
Employers Holdings, Inc.                                                                        60,640          505,738
Endurance Specialty Holdings Ltd.                                                               40,900        1,069,944
FBL Financial Group, Inc., Cl. A                                                                 8,858           50,934
Fidelity National Financial, Inc., Cl. A                                                        20,800          377,104
First American Corp.                                                                            13,330          374,306
FPIC Insurance Group, Inc.(2)                                                                   10,900          332,886
Genworth Financial, Inc., Cl. A                                                                171,700          405,212
Hanover Insurance Group, Inc.                                                                   11,700          350,766
Harleysville Group, Inc.                                                                        16,800          485,856


                  12 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
INSURANCE CONTINUED
Hartford Financial Services Group, Inc. (The)                                                   37,000   $      424,390
HCC Insurance Holdings, Inc.                                                                    24,000          574,080
Hilltop Holdings, Inc.(2)                                                                        3,100           35,123
Horace Mann Educators Corp.                                                                     97,600          856,928
Infinity Property & Casualty Corp.                                                              23,845          840,298
IPC Holdings Ltd.                                                                               63,700        1,658,748
Lincoln National Corp.                                                                          55,000          618,200
Loews Corp.                                                                                    221,002        5,500,740
Maiden Holdings Ltd.                                                                             2,300           10,373
Max Capital Group Ltd.                                                                          93,000        1,539,150
MetLife, Inc.                                                                                   72,200        2,147,950
Montpelier Re Holdings Ltd.                                                                     15,500          193,130
National Interstate Corp.                                                                          500            8,075
Navigators Group, Inc. (The)(2)                                                                  3,400          154,292
Odyssey Re Holdings Corp.                                                                       26,946        1,031,762
Old Republic International Corp.                                                                35,828          335,708
OneBeacon Insurance Group Ltd.                                                                  39,300          456,666
Phoenix Cos., Inc. (The)                                                                        88,771          138,483
Platinum Underwriters Holdings Ltd.                                                             48,400        1,392,468
PMA Capital Corp., Cl. A(2)                                                                     18,310           68,663
Presidential Life Corp.                                                                         10,200          109,038
ProAssurance Corp.(2)                                                                           14,900          654,706
Protective Life Corp.                                                                          182,100        1,560,597
Prudential Financial, Inc.                                                                      99,600        2,876,448
Reinsurance Group of America, Inc.                                                               4,500          143,055
RLI Corp.                                                                                        9,914          476,169
Safety Insurance Group, Inc.                                                                    23,100          763,455
Selective Insurance Group, Inc.                                                                 49,300          727,668
StanCorp Financial Group, Inc.                                                                  50,200        1,376,986
State Auto Financial Corp.                                                                      11,000          178,530
Stewart Information Services Corp.                                                              10,325          233,448
Torchmark Corp.                                                                                  5,200          152,516
Transatlantic Holdings, Inc.                                                                    21,740          824,598
Travelers Cos., Inc. (The)                                                                     112,300        4,620,022
United America Indemnity Ltd., Cl. A(2)                                                         15,970           80,968
United Fire & Casualty Co.                                                                      11,000          205,370
Unitrin, Inc.                                                                                   74,800        1,271,600
UnumProvident Corp.                                                                             63,700        1,040,858
XL Capital Ltd., Cl. A(1)                                                                       92,400          878,724
                                                                                                         --------------
                                                                                                             65,401,284

REAL ESTATE INVESTMENT TRUSTS--0.4%
Alexandria Real Estate Equities, Inc.                                                            6,600          240,768
Apartment Investment & Management Co.                                                            7,351           53,662
BioMed Realty Trust, Inc.                                                                       30,690          350,173
Boston Properties, Inc.                                                                          2,800          138,376
BRE Properties, Inc., Cl. A                                                                      2,800           68,796
Corporate Office Properties Trust                                                                3,130           95,653
Developers Diversified Realty Corp.                                                             10,002           41,308
Duke Realty Investments, Inc.                                                                    6,900           67,413


                  13 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
Entertainment Properties Trust                                                                   6,760   $      156,224
Equity Residential                                                                               5,500          125,895
Essex Property Trust, Inc.                                                                       2,200          139,678
Federal Realty Investment Trust(1)                                                               2,900          160,080
HCP, Inc.                                                                                        6,700          147,065
Health Care REIT, Inc.                                                                           4,500          153,315
Highwoods Properties, Inc.                                                                       7,500          179,925
Home Properties of New York, Inc.                                                                5,010          182,564
Kimco Realty Corp.                                                                               8,600          103,372
Liberty Property Trust                                                                           8,100          197,154
Macerich Co. (The)(1)                                                                            6,200          108,686
Mack-Cali Realty Corp.                                                                           3,900          104,754
National Health Investors, Inc.                                                                  3,413           91,537
National Retail Properties, Inc.                                                                19,800          351,252
Nationwide Health Properties, Inc.                                                               6,800          167,892
Omega Healthcare Investors, Inc.                                                                12,290          193,199
Plum Creek Timber Co., Inc.                                                                      5,100          176,052
Potlatch Corp.                                                                                   6,960          204,694
ProLogis                                                                                        18,200          165,802
Public Storage                                                                                   2,400          160,464
Regency Centers Corp.                                                                            4,800          179,760
Senior Housing Properties Trust                                                                 13,800          226,182
Simon Property Group, Inc.                                                                       2,763          142,571
SL Green Realty Corp.(1)                                                                        37,200          656,952
Tanger Factory Outlet Centers, Inc.                                                              2,600           86,632
Taubman Centers, Inc.                                                                            2,800           66,696
UDR, Inc.                                                                                       11,780          118,625
Ventas, Inc.                                                                                     6,000          171,840
Vornado Realty Trust                                                                             2,745          134,203
Washington Real Estate Investment Trust                                                          3,400           72,522
Weingarten Realty Investors                                                                      4,500           69,930
                                                                                                         --------------
                                                                                                              6,251,666

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Avatar Holdings, Inc.(2)                                                                         3,300           61,314
Forest City Enterprises, Inc., Cl. A                                                           115,000          969,450
Forestar Group, Inc.(2)                                                                          2,500           32,150
Jones Lang LaSalle, Inc.                                                                        57,400        1,852,298
                                                                                                         --------------
                                                                                                              2,915,212

THRIFTS & MORTGAGE FINANCE--0.1%
First Place Financial Corp.                                                                     13,500           76,680
Flagstar Bancorp, Inc.(2)                                                                        8,100           11,745
Hudson City Bancorp, Inc.                                                                       50,600          635,536
OceanFirst Financial Corp.                                                                       1,700           20,655
Ocwen Financial Corp.(1, 2)                                                                     69,146          768,904
PMI Group, Inc. (The)                                                                           49,000           30,870
Provident Financial Services, Inc.                                                              32,700          348,909
Tree.com, Inc.(2)                                                                                6,299           40,440
                                                                                                         --------------
                                                                                                              1,933,739


                  14 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
HEALTH CARE--7.8%
BIOTECHNOLOGY--0.6%
Amgen, Inc.(2)                                                                                  97,300   $    4,716,131
Biogen Idec, Inc.(2)                                                                            57,000        2,755,380
Enzon Pharmaceuticals, Inc.(2)                                                                  21,100          121,325
Facet Biotech Corp.(2)                                                                          30,560          285,736
Gilead Sciences, Inc.(2)                                                                        23,300        1,067,140
Martek Biosciences Corp.(1)                                                                     22,300          406,306
Savient Pharmaceuticals, Inc.(1, 2)                                                             64,100          338,448
                                                                                                         --------------
                                                                                                              9,690,466

HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Analogic Corp.                                                                                   8,400          305,760
Bard (C.R.), Inc.                                                                               15,300        1,095,939
Baxter International, Inc.                                                                       5,700          276,450
Becton, Dickinson & Co.                                                                         74,200        4,487,616
CryoLife, Inc.(2)                                                                               26,900          146,067
Exactech, Inc.(2)                                                                                9,600          127,200
Hill-Rom Holdings, Inc.                                                                         25,679          333,313
Invacare Corp.                                                                                  10,800          166,212
Inverness Medical Innovations, Inc.(2)                                                          18,600          600,594
Kensey Nash Corp.(2)                                                                            11,700          244,998
Kinetic Concepts, Inc.(2)                                                                        1,300           32,188
Masimo Corp.(2)                                                                                  8,200          236,980
Medtronic, Inc.                                                                                 15,100          483,200
Natus Medical, Inc.(2)                                                                          24,100          211,598
Orthofix International NV(2)                                                                    14,200          242,110
Palomar Medical Technologies, Inc.(2)                                                              500            4,305
Quidel Corp.(2)                                                                                 18,200          211,848
Sirona Dental Systems, Inc.(2)                                                                  20,000          327,200
Somanetics Corp.(2)                                                                             18,100          293,401
Steris Corp.                                                                                    47,000        1,132,700
Stryker Corp.                                                                                  125,000        4,838,750
Varian Medical Systems, Inc.(2)                                                                  4,700          156,839
Zimmer Holdings, Inc.(2)                                                                        71,300        3,136,487
                                                                                                         --------------
                                                                                                             19,091,755

HEALTH CARE PROVIDERS & SERVICES--2.9%
Aetna, Inc.                                                                                    337,900        7,437,179
AMERIGROUP Corp.(2)                                                                             65,220        1,948,121
AMN Healthcare Services, Inc.(2)                                                                32,200          221,858
Brookdale Senior Living, Inc.(1)                                                                76,600          789,746
Cardinal Health, Inc.                                                                            9,900          334,521
Centene Corp.(2)                                                                                61,600        1,131,592
Chemed Corp.                                                                                    20,300          859,299
CIGNA Corp.                                                                                     95,000        1,872,450
CorVel Corp.(2)                                                                                  3,600           81,000


                  15 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Coventry Health Care, Inc.(2)                                                                   53,287   $      847,796
Cross Country Healthcare, Inc.(2)                                                                1,640           14,448
Gentiva Health Services, Inc.(2)                                                                 2,600           41,418
Hanger Orthopedic Group, Inc.(2)                                                                 8,600          119,626
Health Management Associates, Inc., Cl. A(2)                                                   127,300          594,491
Health Net, Inc.(2)                                                                            170,359        2,459,984
Healthspring, Inc.(2)                                                                           50,160          462,977
Healthways, Inc.(2)                                                                             60,400          629,972
Humana, Inc.(2)                                                                                  5,500          158,290
InVentiv Health, Inc.(2)                                                                        44,400          492,396
Kindred Healthcare, Inc.(2)                                                                     82,983        1,080,439
Lincare Holdings, Inc.(2)                                                                       28,930          698,081
McKesson Corp.                                                                                  56,300        2,083,100
MedCath Corp.(2)                                                                                19,052          192,806
MEDNAX, Inc.(2)                                                                                 20,300          728,770
Molina Healthcare, Inc.(2)                                                                      10,300          222,995
MWI Veterinary Supply, Inc.(2)                                                                   4,000          124,320
Omnicare, Inc.                                                                                   8,800          226,248
PharMerica Corp.(2)                                                                             52,200          952,650
Quest Diagnostics, Inc.                                                                         37,300        1,914,609
RehabCare Group, Inc.(2)                                                                        47,076          786,169
UnitedHealth Group, Inc.                                                                       207,400        4,878,048
Universal American Corp.(2)                                                                     49,400          510,302
Universal Health Services, Inc., Cl. B                                                           7,700          388,080
WellCare Health Plans, Inc.(2)                                                                  64,700          971,147
WellPoint, Inc.(2)                                                                             268,200       11,468,232
                                                                                                         --------------
                                                                                                             47,723,160

HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                                                                13,700          172,072
Omnicell, Inc.(2)                                                                               46,968          413,318
                                                                                                         --------------
                                                                                                                585,390

LIFE SCIENCES TOOLS & SERVICES--0.3%
Albany Molecular Research, Inc.(2)                                                              29,400          286,944
Dionex Corp.(2)                                                                                  3,300          207,900
eResearch Technology, Inc.(2)                                                                   13,200           66,924
Life Sciences Research, Inc.(2)                                                                  2,400           16,224
Life Technologies Corp.(2)                                                                       4,462          166,433
Parexel International Corp.(2)                                                                  16,400          162,524
Pharmaceutical Product Development, Inc.                                                         5,800          113,738
Thermo Fisher Scientific, Inc.(2)                                                               91,700        3,216,836
Varian, Inc.(2)                                                                                 20,700          683,514
                                                                                                         --------------
                                                                                                              4,921,037

PHARMACEUTICALS--2.8%
Abbott Laboratories                                                                             21,700          908,145


                  16 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
PHARMACEUTICALS CONTINUED
Allergan, Inc.                                                                                  84,500   $    3,942,770
Bristol-Myers Squibb Co.                                                                       153,500        2,947,200
Eli Lilly & Co.                                                                                157,950        5,199,714
Endo Pharmaceuticals Holdings, Inc.(2)                                                          77,560        1,282,842
Forest Laboratories, Inc.(2)                                                                    74,570        1,617,423
Johnson & Johnson                                                                              249,900       13,084,764
K-V Pharmaceutical Co., Cl. A(2)                                                                18,100           25,340
King Pharmaceuticals, Inc.(2)                                                                  227,000        1,788,760
Medicis Pharmaceutical Corp., Cl. A                                                             40,000          642,800
Noven Pharmaceuticals, Inc.(2)                                                                  42,400          437,568
Pfizer, Inc.(1)                                                                                932,500       12,458,200
Sepracor, Inc.(2)                                                                               10,800          153,468
Watson Pharmaceuticals, Inc.(2)                                                                 54,300        1,680,042
                                                                                                         --------------
                                                                                                             46,169,036

INDUSTRIALS--16.1%
AEROSPACE & DEFENSE--3.1%
AAR Corp.(2)                                                                                    15,600          235,092
Argon ST, Inc.(2)                                                                                9,100          185,549
BE Aerospace, Inc.(2)                                                                          137,000        1,478,230
Boeing Co.                                                                                     117,624        4,710,841
Ceradyne, Inc.(2)                                                                               66,331        1,143,546
Cubic Corp.                                                                                     26,395          757,800
Ducommun, Inc.                                                                                  37,600          651,232
DynCorp International, Inc., Cl. A(2)                                                            3,000           45,750
Esterline Technologies Corp.(2)                                                                 43,100        1,135,685
Gencorp, Inc.(2)                                                                                33,900           81,360
General Dynamics Corp.                                                                         144,000        7,440,480
Goodrich Corp.                                                                                  40,500        1,793,340
Herley Industries, Inc.(2)                                                                       3,648           37,720
Honeywell International, Inc.                                                                  140,500        4,385,005
L-3 Communications Holdings, Inc.                                                               50,000        3,807,500
Ladish Co., Inc.(2)                                                                             15,800          119,606
Lockheed Martin Corp.                                                                            4,400          345,532
Northrop Grumman Corp.                                                                         189,100        9,142,985
Precision Castparts Corp.                                                                       38,600        2,889,596
Raytheon Co.                                                                                    91,610        4,143,520
Spirit Aerosystems Holdings, Inc., Cl. A(2)                                                      8,100          103,275
Taser International, Inc.(2)                                                                    72,400          347,520
Triumph Group, Inc.                                                                             26,200        1,082,846
United Technologies Corp.                                                                       85,200        4,161,168
                                                                                                         --------------
                                                                                                             50,225,178

AIR FREIGHT & LOGISTICS--0.3%
Atlas Air Worldwide Holdings, Inc.(2)                                                           28,900          767,295
FedEx Corp.                                                                                     61,600        3,447,136
Hub Group, Inc., Cl. A(2)                                                                       18,600          427,800


                  17 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
AIR FREIGHT & LOGISTICS CONTINUED
Pacer International, Inc.                                                                       90,016   $      381,668
United Parcel Service, Inc., Cl. B                                                              15,500          811,270
                                                                                                         --------------
                                                                                                              5,835,169

AIRLINES--0.2%
AirTran Holdings, Inc.(2)                                                                      165,768        1,152,088
Hawaiian Holdings, Inc.(2)                                                                      68,000          339,320
Republic Airways Holdings, Inc.(2)                                                              73,519          526,396
SkyWest, Inc.                                                                                   71,300          858,452
                                                                                                         --------------
                                                                                                              2,876,256

BUILDING PRODUCTS--0.6%
Aaon, Inc.(1)                                                                                   20,800          405,184
American Woodmark Corp.                                                                          7,600          157,320
Ameron International Corp.                                                                      25,400        1,502,918
Apogee Enterprises, Inc.                                                                        53,600          718,240
Armstrong World Industries, Inc.(2)                                                             68,400        1,243,512
Gibraltar Industries, Inc.                                                                      86,200          577,540
Griffon Corp.(2)                                                                                52,746          457,308
Insteel Industries, Inc.                                                                        58,700          437,315
Lennox International, Inc.                                                                      36,900        1,176,741
NCI Building Systems, Inc.(1, 2)                                                                47,590          187,981
Owens Corning, Inc.(2)                                                                          35,517          635,754
Quanex Building Products Corp.                                                                  65,694          673,364
Trex Co., Inc.(1, 2)                                                                            54,980          602,031
Universal Forest Products, Inc.                                                                 42,938        1,440,999
                                                                                                         --------------
                                                                                                             10,216,207

COMMERCIAL SERVICES & SUPPLIES--2.6%
Acco Brands Corp.(2)                                                                            65,598          137,100
Advisory Board Co. (The)(2)                                                                      5,900          109,976
American Ecology Corp.                                                                          21,400          353,528
American Reprographics Co.(2)                                                                   69,300          446,985
AMREP Corp.(2)                                                                                   3,100           57,629
ATC Technology Corp.(2)                                                                         17,500          278,075
Bowne & Co., Inc.                                                                               17,323           88,521
Casella Waste Systems, Inc., Cl. A(2)                                                           16,200           33,372
CBIZ, Inc.(2)                                                                                      900            7,074
CDI Corp.                                                                                       69,100          825,745
Cenveo, Inc.(1, 2)                                                                              87,700          413,944
Comfort Systems USA, Inc.                                                                       64,300          693,797
Consolidated Graphics, Inc.(2)                                                                  30,000          582,600
Copart, Inc.(2)                                                                                 22,100          693,719
Corporate Executive Board Co. (The)                                                             32,713          565,281
CoStar Group, Inc.(1, 2)                                                                        30,300        1,122,615
Courier Corp.                                                                                    4,000           62,720
CRA International, Inc.(2)                                                                      27,400          639,516
Deluxe Corp.                                                                                   113,960        1,652,420


                  18 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
EnergySolutions, Inc.                                                                          136,110   $    1,320,267
Equifax, Inc.                                                                                   47,400        1,382,184
Exponent, Inc.(2)                                                                               19,200          535,680
First Advantage Corp., Cl. A(2)                                                                 18,500          265,290
G&K Services, Inc., Cl. A                                                                       21,800          544,346
Heidrick & Struggles International, Inc.                                                        48,552          820,529
Hill International, Inc.(2)                                                                     38,800          156,752
HNI Corp.(1)                                                                                    97,300        1,508,150
Hudson Highland Group, Inc.(2)                                                                  17,200           28,208
Interface, Inc., Cl. A                                                                         146,600          848,814
Kelly Services, Inc., Cl. A                                                                     40,900          464,624
Kforce, Inc.(2)                                                                                 32,014          349,273
Kimball International, Inc., Cl. B                                                               4,100           22,509
Knoll, Inc.                                                                                     23,900          169,212
Korn-Ferry International(2)                                                                    122,500        1,297,275
M&F Worldwide Corp.(2)                                                                          13,376          213,347
Manpower, Inc.(1)                                                                               68,300        2,943,047
Miller (Herman), Inc.                                                                          111,600        1,659,492
Mine Safety Appliances Co.(1)                                                                    4,900          120,785
Monster Worldwide, Inc.(1, 2)                                                                  175,500        2,421,900
MPS Group, Inc.(2)                                                                             238,300        1,915,932
On Assignment, Inc.(2)                                                                          35,100          123,552
Pitney Bowes, Inc.                                                                              62,400        1,531,296
PRG-Schultz International, Inc.(2)                                                                 900            2,664
R.R. Donnelley & Sons Co.(1)                                                                   145,600        1,696,240
Resources Connection, Inc.(2)                                                                   89,408        1,747,926
Robert Half International, Inc.(1)                                                              82,100        1,972,042
Schawk, Inc.                                                                                    28,584          205,519
School Specialty, Inc.(2)                                                                       20,400          382,908
Spherion Corp.(2)                                                                               49,600          178,064
Standard Register Co. (The)                                                                     51,670          269,717
Steelcase, Inc., Cl. A                                                                         203,000          919,590
Sykes Enterprises, Inc.(2)                                                                      15,900          312,594
Team, Inc.(2)                                                                                    4,300           61,791
TrueBlue, Inc.(2)                                                                              135,400        1,314,734
United Stationers, Inc.(2)                                                                      20,200          661,146
Viad Corp.                                                                                      38,200          728,856
Waste Management, Inc.                                                                          69,900        1,864,233
Waste Services, Inc.(2)                                                                         17,700           95,580
Watson Wyatt & Co. Holdings                                                                     11,180          593,099
                                                                                                         --------------
                                                                                                             42,413,784

CONSTRUCTION & ENGINEERING--0.9%
Baker (Michael) Corp.(2)                                                                        21,342          717,091
Chicago Bridge & Iron Co. NV                                                                    78,900          844,230
Dycom Industries, Inc.(2)                                                                      133,600        1,124,912


                  19 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
CONSTRUCTION & ENGINEERING CONTINUED
EMCOR Group, Inc.(2)                                                                           110,200   $    2,291,058
Fluor Corp.(1)                                                                                  97,100        3,677,177
Furmanite Corp.(2)                                                                               2,900           11,484
Granite Construction, Inc.(1)                                                                   34,888        1,376,332
Insituform Technologies, Inc., Cl. A(1, 2)                                                      30,300          464,499
Integrated Electrical Services, Inc.(2)                                                         12,400          119,164
Layne Christensen Co.(2)                                                                        17,800          385,548
Northwest Pipe Co.(2)                                                                           10,300          390,679
Orion Marine Group, Inc.(2)                                                                      1,200           17,976
Perini Corp.(2)                                                                                 86,645        1,498,959
Pike Electric Corp.(2)                                                                          49,000          508,620
Shaw Group, Inc. (The)(2)                                                                       44,000        1,475,320
                                                                                                         --------------
                                                                                                             14,903,049

ELECTRICAL EQUIPMENT--1.2%
Acuity Brands, Inc.(1)                                                                          67,400        1,937,076
AZZ, Inc.(2)                                                                                    20,100          621,693
Baldor Electric Co.(1)                                                                         106,904        2,480,173
Belden, Inc.                                                                                    95,300        1,536,236
Brady Corp., Cl. A                                                                               2,600           54,782
C&D Technologies, Inc.(1, 2)                                                                    28,600           62,634
Cooper Industries Ltd., Cl. A                                                                   27,700          908,283
Emerson Electric Co.                                                                           116,200        3,955,448
Encore Wire Corp.                                                                               38,692          845,033
EnerSys, Inc.(2)                                                                                36,300          618,915
FuelCell Energy, Inc.(2)                                                                        20,900           66,462
GrafTech International Ltd.(2)                                                                 248,440        2,183,788
Hubbell, Inc., Cl. B                                                                            27,900          926,280
LSI Industries, Inc.                                                                            12,900           72,369
Plug Power, Inc.(2)                                                                              4,700            4,653
Powell Industries, Inc.(2)                                                                      12,000          431,880
Rockwell Automation, Inc.                                                                       45,200        1,427,868
Smith (A.O.) Corp.                                                                              26,400          820,776
Vicor Corp.                                                                                     14,100           75,717
Woodward Governor Co.                                                                           37,000          738,520
                                                                                                         --------------
                                                                                                             19,768,586

INDUSTRIAL CONGLOMERATES--1.1%
3M Co.                                                                                          60,900        3,507,840
General Electric Co.                                                                           974,000       12,321,100
Raven Industries, Inc.                                                                             200            4,780
Standex International Corp.                                                                     17,160          238,009
Textron, Inc.                                                                                   74,000          794,020
Tredegar Corp.                                                                                  54,558          959,130
                                                                                                         --------------
                                                                                                             17,824,879

MACHINERY--4.9%
3D Systems Corp.(2)                                                                                800            5,608


                  20 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
MACHINERY CONTINUED
Actuant Corp., Cl. A                                                                            92,300   $    1,131,598
AGCO Corp.(2)                                                                                   30,800          748,440
Albany International Corp., Cl. A                                                                6,200           57,536
Altra Holdings, Inc.(2)                                                                         32,200          176,134
American Railcar Industries, Inc.                                                                3,100           28,272
Ampco-Pittsburgh Corp.                                                                          30,986          754,819
Badger Meter, Inc.(1)                                                                           18,100          705,176
Barnes Group, Inc.                                                                              17,000          240,720
Blount International, Inc.(2)                                                                   13,100           83,840
Briggs & Stratton Corp.(1)                                                                      58,360          868,397
Cascade Corp.                                                                                   10,900          263,453
Caterpillar, Inc.(1)                                                                           167,600        5,963,208
Chart Industries, Inc.(2)                                                                       89,400        1,236,402
CIRCOR International, Inc.                                                                      46,500        1,196,445
Colfax Corp.(2)                                                                                 30,485          263,086
Columbus McKinnon Corp.(2)                                                                      49,891          646,587
Commercial Vehicle Group, Inc.(2)                                                               10,400            9,984
Crane Co.                                                                                       85,161        1,966,367
Cummins, Inc.                                                                                  208,200        7,078,800
Danaher Corp.                                                                                   80,800        4,721,952
Deere & Co.                                                                                      3,700          152,662
Dover Corp.                                                                                     84,800        2,610,144
EnPro Industries, Inc.(2)                                                                       50,600          807,576
Federal Signal Corp.                                                                           114,042          886,106
Flowserve Corp.                                                                                  5,200          353,080
Force Protection, Inc.(2)                                                                       16,300          124,206
Gardner Denver, Inc.(2)                                                                         79,700        2,121,614
Graco, Inc.                                                                                     85,600        2,019,304
Graham Corp.                                                                                    11,400          142,500
Harsco Corp.                                                                                    47,100        1,297,605
IDEX Corp.                                                                                      65,400        1,651,350
Illinois Tool Works, Inc.                                                                      174,600        5,726,880
Ingersoll-Rand Co. Ltd., Cl. A(1)                                                              135,810        2,956,584
Joy Global, Inc.                                                                                42,500        1,083,750
K-Tron International, Inc.(2)                                                                      700           56,294
Kadant, Inc.(2)                                                                                 19,300          238,162
Kennametal, Inc.                                                                               117,500        2,402,875
L.B. Foster Co., Cl. A(2)                                                                       16,600          543,650
Lincoln Electric Holdings, Inc.                                                                 39,700        1,767,841
Lindsay Manufacturing Co.(1)                                                                     6,500          252,915
Lydall, Inc.(2)                                                                                 28,600          122,694
Manitowoc Co., Inc. (The)(1)                                                                   241,196        1,435,116
Met-Pro Corp.                                                                                    4,700           47,893
Mueller Industries, Inc.                                                                        56,200        1,234,714
Mueller Water Products, Inc., Cl. A                                                            134,400          563,136
NACCO Industries, Inc., Cl. A                                                                   12,300          470,475


                  21 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
MACHINERY CONTINUED
Navistar International Corp.(2)                                                                 27,700   $    1,047,060
NN, Inc.                                                                                        21,900           28,689
Nordson Corp.(1)                                                                                27,500          997,700
Oshkosh Corp.                                                                                  186,100        1,786,560
Paccar, Inc.(1)                                                                                 51,500        1,825,160
Parker-Hannifin Corp.                                                                          110,150        4,995,303
Robbins & Myers, Inc.                                                                           71,100        1,347,345
Sauer-Danfoss, Inc.                                                                             67,928          281,901
Sun Hydraulics Corp.                                                                            22,578          408,662
Tecumseh Products Co., Cl. A(2)                                                                 30,810          314,570
Terex Corp.(2)                                                                                  92,700        1,279,260
Thermadyne Holdings Corp.(2)                                                                     8,000           25,600
Timken Co.                                                                                     122,500        1,969,800
Titan International, Inc.                                                                      126,400          764,720
Toro Co. (The)(1)                                                                               64,000        1,944,320
TriMas Corp.(2)                                                                                    400            1,000
Trinity Industries, Inc.(1)                                                                    100,300        1,465,383
Twin Disc, Inc.                                                                                  2,600           17,732
Watts Water Technologies, Inc., Cl. A                                                            4,500          100,170
Xerium Technologies, Inc.(2)                                                                    70,400           58,432
                                                                                                         --------------
                                                                                                             79,875,317

MARINE--0.2%
Alexander & Baldwin, Inc.                                                                       11,500          306,360
American Commercial Lines, Inc.(2)                                                              86,500          430,770
Excel Maritime Carriers Ltd.(1)                                                                  7,700           54,747
Genco Shipping & Trading Ltd.(1)                                                                72,700        1,388,570
Horizon Lines, Inc., Cl. A                                                                      15,137           80,529
Kirby Corp.(2)                                                                                  31,400          969,004
Star Bulk Carriers Corp.(1)                                                                     35,430          108,770
TBS International Ltd., Cl. A(1, 2)                                                             75,672          600,079
Ultrapetrol Ltd. (Bahamas)(2)                                                                    2,600            9,672
                                                                                                         --------------
                                                                                                              3,948,501

ROAD & RAIL--0.4%
Amerco(2)                                                                                        1,700           55,165
Arkansas Best Corp.(1)                                                                          57,100        1,317,868
Avis Budget Group, Inc.(2)                                                                      52,300          109,307
Celadon Group, Inc.(2)                                                                          11,990           82,012
Hertz Global Holdings, Inc.(2)                                                                  65,906          448,161
Marten Transport Ltd.(2)                                                                        45,800          949,892
Norfolk Southern Corp.                                                                           8,700          310,416
Union Pacific Corp.                                                                             63,800        3,135,132
                                                                                                         --------------
                                                                                                              6,407,953

TRADING COMPANIES & DISTRIBUTORS--0.6%
Applied Industrial Technologies, Inc.                                                           39,600          891,000
Beacon Roofing Supply, Inc.(1, 2)                                                               48,972          778,655


                  22 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
BlueLinx Holdings, Inc.(1, 2)                                                                    6,400   $       20,032
DXP Enterprises, Inc.(2)                                                                        13,000          172,640
GATX Corp.                                                                                      42,074        1,266,848
H&E Equipment Services, Inc.(2)                                                                 30,720          231,322
Houston Wire & Cable Co.                                                                        47,200          455,008
Interline Brands, Inc.(2)                                                                        7,344           95,178
MSC Industrial Direct Co., Inc., Cl. A(1)                                                       18,800          767,980
Rush Enterprises, Inc., Cl. A(2)                                                                65,474          861,638
Textainer Group Holdings Ltd.                                                                   11,468          101,606
United Rentals, Inc.(1, 2)                                                                     108,141          655,334
Watsco, Inc.                                                                                     8,700          373,665
WESCO International, Inc.(2)                                                                    98,375        2,557,750
                                                                                                         --------------
                                                                                                              9,228,656

TRANSPORTATION INFRASTRUCTURE--0.0%
CAI International, Inc.(2)                                                                      26,700           97,722
                                                                                                         --------------
INFORMATION TECHNOLOGY--23.6%

COMMUNICATIONS EQUIPMENT--3.6%
3Com Corp.(2)                                                                                  545,497        2,209,263
Acme Packet, Inc.(2)                                                                            33,460          257,977
ADTRAN, Inc.                                                                                    56,010        1,184,612
Avocent Corp.(2)                                                                                98,100        1,416,564
BigBand Networks, Inc.(2)                                                                       33,741          197,722
Black Box Corp.                                                                                 10,497          287,303
Blue Coat Systems, Inc.(2)                                                                      16,300          216,138
Brocade Communications Systems, Inc.(2)                                                        361,200        2,087,736
Ciena Corp.(1, 2)                                                                              168,800        2,017,160
Cisco Systems, Inc.(2)                                                                       1,115,400       21,549,528
CommScope, Inc.(1, 2)                                                                          124,400        3,122,440
Corning, Inc.                                                                                  186,700        2,729,554
Digi International, Inc.(2)                                                                     26,625          193,564
EchoStar Holding Corp.(2)                                                                       51,800          819,476
Emulex Corp.(2)                                                                                176,800        1,851,096
Extreme Networks, Inc.(2)                                                                       19,855           34,945
F5 Networks, Inc.(2)                                                                            27,400          747,198
Finisar Corp.(2)                                                                               285,800          188,628
Harris Corp.                                                                                    21,400          654,412
Harris Stratex Networks, Inc., Cl. A(2)                                                         17,600           70,752
Hughes Communications, Inc.(2)                                                                   2,800           53,676
InterDigital, Inc.(1, 2)                                                                        54,200        1,426,544
Ixia(2)                                                                                         50,218          289,256
JDS Uniphase Corp.(2)                                                                          452,400        2,085,564
Loral Space & Communications Ltd.(2)                                                             3,500           81,725
Netgear, Inc.(2)                                                                                16,200          259,362
Oclaro, Inc.(2)                                                                                 48,687           48,200


                  23 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
COMMUNICATIONS EQUIPMENT CONTINUED
Oplink Communications, Inc.(2)                                                                   8,441   $       93,189
ParkerVision, Inc.(1, 2)                                                                        24,882           69,670
Plantronics, Inc.                                                                              112,510        1,433,377
Polycom, Inc.(1, 2)                                                                             90,600        1,688,784
Powerwave Technologies, Inc.(2)                                                                102,649           87,252
QUALCOMM, Inc.                                                                                 134,800        5,704,736
SeaChange International, Inc.(2)                                                                32,800          205,656
Sonus Networks, Inc.(2)                                                                         65,500          113,315
Starent Networks Corp.(1, 2)                                                                    50,500          996,365
Symmetricom, Inc.(2)                                                                            14,100           70,218
Tekelec, Inc.(2)                                                                                29,382          455,421
Tellabs, Inc.(2)                                                                               366,000        1,917,840
UTStarcom, Inc.(1, 2)                                                                           20,698           24,217
ViaSat, Inc.(2)                                                                                  8,900          204,611
                                                                                                         --------------
                                                                                                             59,145,046

COMPUTERS & PERIPHERALS--4.2%
Adaptec, Inc.(2)                                                                                48,800          139,568
Apple, Inc.(2)                                                                                  24,000        3,019,920
Avid Technology, Inc.(1, 2)                                                                     73,100          809,217
Dell, Inc.(2)                                                                                   88,500        1,028,370
Electronics for Imaging, Inc.(2)                                                                74,600          732,572
EMC Corp.(2)                                                                                   308,200        3,861,746
Hewlett-Packard Co.                                                                            497,700       17,907,246
Imation Corp.(1)                                                                                49,900          499,000
Intermec, Inc.(2)                                                                               42,100          508,568
International Business Machines Corp.                                                          201,124       20,758,008
Lexmark International, Inc., Cl. A(2)                                                           24,000          470,880
Netezza Corp.(2)                                                                                20,550          166,250
QLogic Corp.(2)                                                                                165,400        2,345,372
Rackable Systems, Inc.(2)                                                                       24,400          111,264
SanDisk Corp.(2)                                                                               180,500        2,837,460
Seagate Technology(1)                                                                          289,000        2,358,240
STEC, Inc.(2)                                                                                   58,000          556,800
Sun Microsystems, Inc.(2)                                                                      461,100        4,223,676
Synaptics, Inc.(1, 2)                                                                           67,200        2,182,656
Teradata Corp.(2)                                                                               63,400        1,060,048
Western Digital Corp.(2)                                                                       118,500        2,787,120
Xyratex Ltd.(2)                                                                                 22,400           75,040
                                                                                                         --------------
                                                                                                             68,439,021

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
Agilent Technologies, Inc.(1, 2)                                                               131,200        2,395,712
Agilysys, Inc.                                                                                   5,962           35,951
Amphenol Corp., Cl. A                                                                           49,600        1,678,464


                  24 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Anixter International, Inc.(1, 2)                                                               54,200   $    2,156,076
Arrow Electronics, Inc.(2)                                                                     115,100        2,617,374
Avnet, Inc.(2)                                                                                  95,720        2,095,311
AVX Corp.                                                                                       54,300          543,543
Benchmark Electronics, Inc.(2)                                                                 142,100        1,723,673
Brightpoint, Inc.(2)                                                                           120,100          625,721
Coherent, Inc.(2)                                                                               39,400          748,600
CTS Corp.                                                                                       57,640          349,875
Daktronics, Inc.                                                                                19,600          177,184
Dolby Laboratories, Inc., Cl. A(2)                                                              10,084          404,671
Electro Scientific Industries, Inc.(2)                                                          25,300          217,580
Gerber Scientific, Inc.(2)                                                                       7,800           30,810
Ingram Micro, Inc., Cl. A(2)                                                                   125,600        1,823,712
Insight Enterprises, Inc.(2)                                                                    50,600          289,432
Itron, Inc.(1, 2)                                                                               11,400          524,400
Jabil Circuit, Inc.                                                                            259,400        2,101,140
L-1 Identity Solutions, Inc.(2)                                                                 22,970          168,140
Littlefuse, Inc.(2)                                                                             28,900          473,671
Methode Electronics, Inc.                                                                       99,700          600,194
Molex, Inc.(1)                                                                                 144,900        2,415,483
Multi-Fineline Electronix, Inc.(2)                                                              35,200          706,464
National Instruments Corp.                                                                      43,200          952,128
Newport Corp.(2)                                                                                54,700          272,953
OSI Systems, Inc.(2)                                                                            13,600          255,000
Park Electrochemical Corp.                                                                      14,908          307,105
PC Connection, Inc.(2)                                                                           9,600           47,520
Plexus Corp.(2)                                                                                 37,052          820,702
RadiSys Corp.(2)                                                                                   900            6,453
Rofin-Sinar Technologies, Inc.(2)                                                               12,501          266,396
Sanmina-SCI Corp.(2)                                                                           524,800          293,888
ScanSource, Inc.(2)                                                                             11,100          274,281
SYNNEX Corp.(2)                                                                                 34,600          744,938
Tech Data Corp.(2)                                                                              41,000        1,180,390
Technitrol, Inc.                                                                                48,800          198,616
Trimble Navigation Ltd.(2)                                                                      65,900        1,412,896
TTM Technologies, Inc.(2)                                                                       91,900          681,898
Tyco Electronics Ltd.                                                                           93,100        1,623,664
Vishay Intertechnology, Inc.(2)                                                                360,890        2,118,424
Zygo Corp.(2)                                                                                    1,300            6,526
                                                                                                         --------------
                                                                                                             36,366,959

INTERNET SOFTWARE & SERVICES--1.2%
Akamai Technologies, Inc.(2)                                                                    63,300        1,393,866
Art Technology Group, Inc.(2)                                                                   37,400          117,436
comScore, Inc.(2)                                                                                4,100           52,316


                  25 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
INTERNET SOFTWARE & SERVICES CONTINUED
Digital River, Inc.(2)                                                                          23,700   $      910,554
EarthLink, Inc.(2)                                                                             113,974          863,923
eBay, Inc.(2)                                                                                  396,400        6,528,708
Google, Inc., Cl. A(2)                                                                           1,495          591,975
j2 Global Communications, Inc.(2)                                                               78,300        1,878,417
LoopNet, Inc.(2)                                                                                38,495          330,672
Marchex, Inc., Cl. B(1)                                                                         39,160          177,003
ModusLink Global Solutions, Inc.(2)                                                             10,100           37,370
Move, Inc.(2)                                                                                    6,200           12,710
National Information Consortium, Inc.                                                            2,400           12,960
Open Text Corp.(1, 2)                                                                           33,350        1,094,881
Perficient, Inc.(2)                                                                             13,200           92,004
RealNetworks, Inc.(2)                                                                           19,200           47,232
S1 Corp.(2)                                                                                    110,300          683,860
Savvis, Inc.(2)                                                                                  8,200           93,316
Sohu.com, Inc.(1, 2)                                                                            26,700        1,392,405
SonicWALL, Inc.(2)                                                                              54,700          297,021
ValueClick, Inc.(2)                                                                            233,100        2,470,860
VeriSign, Inc.(2)                                                                                4,900          100,842
Vignette Corp.(2)                                                                               36,800          303,968
VistaPrint Ltd.(1, 2)                                                                           23,300          800,355
Vocus, Inc.(2)                                                                                  16,600          282,200
                                                                                                         --------------
                                                                                                             20,566,854

IT SERVICES--1.7%
Accenture Ltd., Cl. A                                                                          153,700        4,523,391
Acxiom Corp.                                                                                   174,283        1,681,831
Affiliated Computer Services, Inc., Cl. A(2)                                                    24,000        1,161,120
Broadridge Financial Solutions, Inc.                                                           118,400        2,291,040
CIBER, Inc.(2)                                                                                 152,509          492,604
Computer Sciences Corp.(2)                                                                      34,710        1,282,882
Convergys Corp.(2)                                                                             269,300        2,722,623
CSG Systems International, Inc.(2)                                                              42,200          611,900
DST Systems, Inc.(2)                                                                            11,400          412,338
Exlservice Holdings, Inc.(2)                                                                    16,100          149,891
Fidelity National Information Services, Inc.                                                     3,016           53,836
Gartner, Inc.(2)                                                                                76,600        1,034,866
Global Cash Access, Inc.(2)                                                                     54,400          330,208
Hackett Group, Inc. (The)(2)                                                                     4,400            9,900
Heartland Payment Systems, Inc.                                                                 23,200          186,528
Hewitt Associates, Inc.(2)                                                                      40,500        1,270,080
iGate Corp.                                                                                     41,200          156,148
infoGROUP, Inc.(2)                                                                              26,250          106,313
Integral Systems, Inc.(2)                                                                       34,730          230,260


                  26 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
IT SERVICES CONTINUED
Mastech Holdings, Inc.(2)                                                                          466   $          876
Ness Technologies, Inc.(2)                                                                      18,500           68,265
NeuStar, Inc., Cl. A(1, 2)                                                                      74,900        1,423,849
Online Resources & Communications Corp.(2)                                                       1,200            5,148
Paychex, Inc.                                                                                   50,000        1,350,500
Perot Systems Corp., Cl. A(2)                                                                   83,600        1,175,416
RightNow Technologies, Inc.(2)                                                                  54,900          414,495
Sapient Corp.(2)                                                                               202,400        1,038,312
Syntel, Inc.                                                                                     7,400          205,128
TeleTech Holdings, Inc.(2)                                                                      89,400        1,186,338
Total System Services, Inc.                                                                     75,200          937,744
Unisys Corp.(2)                                                                                530,500          647,210
Western Union Co.                                                                               18,497          309,825
                                                                                                         --------------
                                                                                                             27,470,865

OFFICE ELECTRONICS--0.3%
Xerox Corp.                                                                                    612,400        3,741,764
Zebra Technologies Corp., Cl. A(2)                                                              39,800          845,750
                                                                                                         --------------
                                                                                                              4,587,514

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.0%
Actel Corp.(2)                                                                                  24,300          300,591
Advanced Analogic Technologies, Inc.(2)                                                          2,700           12,960
Advanced Energy Industries, Inc.(2)                                                            102,284          862,254
Amkor Technology, Inc.(1, 2)                                                                   410,820        1,770,634
Analog Devices, Inc.                                                                           106,350        2,263,128
Applied Materials, Inc.                                                                        696,100        8,499,381
Applied Micro Circuits Corp.(2)                                                                179,698          979,354
Atmel Corp.(2)                                                                                 276,650        1,062,336
ATMI, Inc.(2)                                                                                   81,538        1,287,485
Broadcom Corp., Cl. A(2)                                                                       212,500        4,927,875
Brooks Automation, Inc.(2)                                                                     119,698          744,522
Cabot Microelectronics Corp.(2)                                                                 46,000        1,325,260
Cavium Networks, Inc.(2)                                                                        28,400          357,272
Cirrus Logic, Inc.(2)                                                                          105,300          489,645
Diodes, Inc.(2)                                                                                 19,600          291,648
DSP Group, Inc.(2)                                                                              29,400          184,926
Entegris, Inc.(2)                                                                              442,297          654,600
Exar Corp.(2)                                                                                   57,434          353,219
Fairchild Semiconductor International, Inc., Cl. A(2)                                          310,700        1,913,912
FEI Co.(2)                                                                                       2,300           39,514
Hittite Microwave Corp.(2)                                                                       4,100          152,356
Integrated Device Technology, Inc.(2)                                                          320,600        1,740,858
Intel Corp.                                                                                  1,164,000       18,367,920
International Rectifier Corp.(2)                                                               110,000        1,856,800
Intersil Corp., Cl. A                                                                           72,900          845,640


                  27 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
IXYS Corp.                                                                                      28,600   $      272,844
KLA-Tencor Corp.                                                                                43,700        1,212,238
Kulicke & Soffa Industries, Inc.(2)                                                             25,100          100,400
Lattice Semiconductor Corp.(2)                                                                 311,200          541,488
LSI Corp.(2)                                                                                   601,900        2,311,296
Marvell Technology Group Ltd.(2)                                                               318,200        3,493,836
MEMC Electronic Materials, Inc.(2)                                                              95,740        1,550,988
Micrel, Inc.                                                                                    89,369          670,268
Microsemi Corp.(2)                                                                              12,200          163,724
MKS Instruments, Inc.(2)                                                                       111,800        1,749,670
Monolithic Power Systems, Inc.(2)                                                               26,700          493,950
National Semiconductor Corp.                                                                    88,100        1,089,797
Novellus Systems, Inc.(1, 2)                                                                    94,400        1,704,864
NVIDIA Corp.(2)                                                                                173,244        1,988,841
OmniVision Technologies, Inc.(2)                                                               140,722        1,338,266
ON Semiconductor Corp.(2)                                                                       85,000          460,700
Pericom Semiconductor Corp.(2)                                                                  49,700          442,827
RF Micro Devices, Inc.(2)                                                                      134,500          283,795
Rudolph Technologies, Inc.(2)                                                                      600            3,138
Semtech Corp.(2)                                                                               106,490        1,535,586
Silicon Image, Inc.(2)                                                                         231,585          629,911
Silicon Laboratories, Inc.(2)                                                                    5,844          194,371
Silicon Storage Technology, Inc.(2)                                                             37,182           68,787
Skyworks Solutions, Inc.(2)                                                                     90,660          801,434
Standard Microsystems Corp.(2)                                                                   1,100           17,446
Supertex, Inc.(1, 2)                                                                            17,438          448,505
Teradyne, Inc.(2)                                                                              367,700        2,184,138
Tessera Technologies, Inc.(2)                                                                   32,200          452,088
Texas Instruments, Inc.                                                                        779,200       14,072,352
Ultratech, Inc.(2)                                                                              54,600          738,192
Varian Semiconductor Equipment Associates, Inc.(2)                                              93,600        2,395,224
Veeco Instruments, Inc.(2)                                                                      76,900          556,756
Verigy Ltd.(2)                                                                                  57,000          627,000
Volterra Semiconductor Corp.(2)                                                                  3,300           37,917
Xilinx, Inc.                                                                                    77,200        1,577,968
Zoran Corp.(2)                                                                                  79,900          714,306
                                                                                                         --------------
                                                                                                             98,209,001

SOFTWARE--4.4%
Adobe Systems, Inc.(2)                                                                         115,000        3,145,250
Advent Software, Inc.(1, 2)                                                                     11,100          368,964
Amdocs Ltd.(2)                                                                                  79,600        1,666,028
Ansys, Inc.(2)                                                                                  31,600          872,792
Aspen Technology, Inc.(2)                                                                       46,020          357,115


                  28 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
SOFTWARE CONTINUED
Autodesk, Inc.(2)                                                                              128,200   $    2,556,308
Blackbaud, Inc.                                                                                  6,000           91,320
Bottomline Technologies, Inc.(2)                                                                11,100           87,135
CA, Inc.                                                                                       107,300        1,850,925
Cadence Design Systems, Inc.(2)                                                                148,200          826,956
Compuware Corp.(2)                                                                             280,100        2,095,148
FactSet Research Systems, Inc.(1)                                                               23,281        1,247,629
Fair Isaac Corp.                                                                               103,600        1,742,552
Henry (Jack) & Associates, Inc.                                                                 25,900          466,718
JDA Software Group, Inc.(2)                                                                     48,700          687,157
Kenexa Corp.(2)                                                                                 39,850          261,416
Lawson Software, Inc.(2)                                                                        37,500          202,125
Manhattan Associates, Inc.(2)                                                                   34,765          577,794
Mentor Graphics Corp.(2)                                                                       101,524          682,241
MICROS Systems, Inc.(2)                                                                         58,440        1,226,071
Microsoft Corp.(1)                                                                           1,177,546       23,857,082
MicroStrategy, Inc., Cl. A(2)                                                                    8,100          315,171
MSC.Software Corp.(2)                                                                           16,400          100,696
Net 1 UEPS Technologies, Inc.(2)                                                               110,900        1,829,850
Nuance Communications, Inc.(1, 2)                                                               65,400          873,090
Oracle Corp.(1)                                                                                345,400        6,680,036
Parametric Technology Corp.(2)                                                                 165,300        1,843,095
Phoenix Technologies Ltd.(2)                                                                     2,600            7,410
Progress Software Corp.(2)                                                                      31,300          663,247
Quest Software, Inc.(2)                                                                         50,400          732,312
Radiant Systems, Inc.(2)                                                                         6,600           48,642
Solera Holdings, Inc.(2)                                                                         8,600          196,252
Sybase, Inc.(1, 2)                                                                              60,600        2,057,976
Symantec Corp.(2)                                                                              366,700        6,325,575
Symyx Technologies, Inc.(2)                                                                     19,200           92,928
Synchronoss Technologies, Inc.(2)                                                               35,500          471,440
Synopsys, Inc.(2)                                                                               67,800        1,476,684
Take-Two Interactive Software, Inc.                                                            126,500        1,148,620
Taleo Corp., Cl. A(2)                                                                            7,690           92,357
TIBCO Software, Inc.(2)                                                                        357,100        2,256,872
Wind River Systems, Inc.(2)                                                                     82,800          606,924
                                                                                                         --------------
                                                                                                             72,687,903

MATERIALS--5.4%
CHEMICALS--1.7%
Air Products & Chemicals, Inc.                                                                  19,600        1,291,640
Ashland, Inc.                                                                                  109,910        2,413,624
Cabot Corp.                                                                                     11,800          172,280
CF Industries Holdings, Inc.                                                                    30,000        2,161,500
Cytec Industries, Inc.                                                                          74,100        1,471,626


                  29 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
CHEMICALS CONTINUED
Dow Chemical Co. (The)                                                                          60,200   $      963,200
E.I. du Pont de Nemours & Co.                                                                   19,500          544,050
Eastman Chemical Co.                                                                            28,700        1,138,816
Ferro Corp.                                                                                     57,600          159,552
Fuller (H.B.) Co.(1)                                                                            33,400          589,844
Innophos Holdings, Inc.                                                                         20,800          308,464
Innospec, Inc.                                                                                  36,592          287,613
LSB Industries, Inc.(2)                                                                         24,000          287,520
Minerals Technologies, Inc.                                                                     27,100        1,007,849
Mosaic Co. (The)                                                                               116,360        4,706,762
Nalco Holding Co.                                                                               20,900          341,088
NewMarket Corp.                                                                                 10,300          648,900
NOVA Chemicals Corp.                                                                           107,200          618,544
Olin Corp.                                                                                      59,644          751,514
PolyOne Corp.(2)                                                                               113,100          309,894
Quaker Chemical Corp.                                                                           22,200          259,740
Rockwood Holdings, Inc.(2)                                                                      98,200        1,207,860
RPM International, Inc.                                                                         38,900          537,598
Schulman (A.), Inc.                                                                             19,155          300,542
Spartech Corp.                                                                                  61,700          242,481
Stepan Co.                                                                                       5,500          217,635
Terra Industries, Inc.                                                                          97,810        2,591,965
Valhi, Inc.(1)                                                                                   2,900           30,856
Valspar Corp. (The)                                                                             64,000        1,536,000
Westlake Chemical Corp.(1)                                                                      12,700          237,490
Zep, Inc.                                                                                       31,374          424,490
Zoltek Cos., Inc.(1, 2)                                                                         58,800          462,756
                                                                                                         --------------
                                                                                                             28,223,693

CONSTRUCTION MATERIALS--0.0%
Headwaters, Inc.(1, 2)                                                                         118,430          298,444
                                                                                                         --------------

CONTAINERS & PACKAGING--0.6%
Myers Industries, Inc.                                                                          44,100          442,323
Owens-Illinois, Inc.(2)                                                                         58,900        1,436,571
Packaging Corp. of America                                                                      58,500          928,395
Rock-Tenn Co., Cl. A                                                                            29,130        1,099,949
Sealed Air Corp.                                                                                64,100        1,221,746
Sonoco Products Co.                                                                             34,100          832,381
Temple-Inland, Inc.(1)                                                                         252,800        3,018,432
                                                                                                         --------------
                                                                                                              8,979,797

METALS & MINING--2.8%
A. M. Castle & Co.                                                                              46,000          445,740
AK Steel Holding Corp.                                                                         161,030        2,095,000
Alcoa, Inc.                                                                                    398,313        3,612,699
Allegheny Technologies, Inc.(1)                                                                 51,100        1,672,503
Brush Engineered Materials, Inc.(2)                                                             71,037        1,201,946
Carpenter Technology Corp.                                                                      96,000        1,984,320
Cliffs Natural Resources, Inc.(1)                                                                5,700          131,442


                  30 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
METALS & MINING CONTINUED
Commercial Metals Co.                                                                          109,478   $    1,629,033
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                    188,900        8,056,585
General Steel Holdings, Inc.(1, 2)                                                              38,100          221,742
Haynes International, Inc.(2)                                                                   36,070          814,461
Kaiser Aluminum Corp.                                                                           10,500          310,170
Nucor Corp.                                                                                    106,700        4,341,623
Olympic Steel, Inc.                                                                             29,541          541,782
Reliance Steel & Aluminum Co.                                                                   72,200        2,543,606
RTI International Metals, Inc.(1, 2)                                                            82,156        1,068,850
Schnitzer Steel Industries, Inc.(1)                                                             49,900        2,473,044
Southern Copper Corp.(1)                                                                       551,277       10,237,214
Stillwater Mining Co.(2)                                                                        79,600          358,996
Sutor Technology Group Ltd.(2)                                                                     900            2,025
Titanium Metals Corp.                                                                           18,680          126,837
United States Steel Corp.(1)                                                                    48,455        1,286,480
Universal Stainless & Alloy Products, Inc.(2)                                                    2,200           29,480
Worthington Industries, Inc.                                                                    95,100        1,416,990
                                                                                                         --------------
                                                                                                             46,602,568

PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc.(2)                                                                   63,400          326,510
Clearwater Paper Corp.(2)                                                                        1,988           30,257
Domtar Corp.(2)                                                                                768,800        1,399,216
Glatfelter                                                                                      59,000          523,920
International Paper Co.                                                                         13,800          174,708
Louisiana-Pacific Corp.                                                                        124,700          507,529
MeadWestvaco Corp.                                                                              43,900          687,474
Neenah Paper, Inc.                                                                              12,800           64,128
Schweitzer-Mauduit International, Inc.                                                           6,763          155,346
Wausau Paper Corp.                                                                              76,900          671,337
                                                                                                         --------------
                                                                                                              4,540,425

TELECOMMUNICATION SERVICES--2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc.                                                                                     525,600       13,465,872
Atlantic Tele-Network, Inc.                                                                      4,700          103,776
Cbeyond, Inc.(2)                                                                                15,000          305,700
Cincinnati Bell, Inc.(2)                                                                       196,000          546,840
Cogent Communications Group, Inc.(2)                                                            82,300          694,612
Embarq Corp.                                                                                    53,100        1,941,336
Global Crossing Ltd.(2)                                                                         10,509           76,295
NTELOS Holdings Corp.                                                                           20,700          330,786
PAETEC Holding Corp.(2)                                                                         14,200           43,594
Premiere Global Services, Inc.(2)                                                              106,900        1,126,726
Qwest Communications International, Inc.(1)                                                    486,300        1,891,707
tw telecom, Inc.(2)                                                                            239,500        2,201,005
Verizon Communications, Inc.                                                                   415,100       12,594,134


                  31 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Shares          Value
                                                                                           -----------   --------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Windstream Corp.                                                                               153,000   $    1,269,900
                                                                                                         --------------
                                                                                                             36,592,283

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Centennial Communications Corp.(2)                                                             233,100        1,927,737
ICO Global Communication Holdings Ltd.(2)                                                        1,000              550
iPCS, Inc.(2)                                                                                   33,112          480,786
NII Holdings, Inc.(2)                                                                           56,800          917,888
Sprint Nextel Corp.(2)                                                                       1,034,400        4,509,984
Syniverse Holdings, Inc.(2)                                                                     98,665        1,243,179
Telephone & Data Systems, Inc.                                                                  49,100        1,407,697
United States Cellular Corp.(2)                                                                 24,800          843,200
USA Mobility, Inc.                                                                              16,252          180,722
                                                                                                         --------------
                                                                                                             11,511,743

UTILITIES--0.7%
ELECTRIC UTILITIES--0.3%
American Electric Power Co., Inc.                                                               56,400        1,487,832
Duke Energy Corp.                                                                              103,700        1,432,097
Edison International, Inc.                                                                      23,300          664,283
Progress Energy, Inc.                                                                           34,300        1,170,316
                                                                                                         --------------
                                                                                                              4,754,528

ENERGY TRADERS--0.0%
Reliant Energy, Inc.(2)                                                                        135,370          671,435

MULTI-UTILITIES--0.4%
Avista Corp.                                                                                    30,500          459,025
CH Energy Group, Inc.                                                                           18,000          799,920
Integrys Energy Group, Inc.                                                                     11,700          308,997
PG&E Corp.                                                                                      54,700        2,030,464
PNM Resources, Inc.                                                                             16,300          138,876
Sempra Energy                                                                                   35,300        1,624,506
Xcel Energy, Inc.                                                                               66,700        1,229,943
                                                                                                         --------------
                                                                                                              6,591,731
                                                                                                         --------------
Total Common Stocks (Cost $1,908,743,515)                                                                 1,618,869,663


                  32 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                                              Units           Value
                                                                                           -----------   --------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
BioMimetic Therapeutics, Inc. Rts., Strike Price $8.50, Exp. 6/15/09(2) (Cost $0)                1,500            1,419

                                                                                              Shares
                                                                                           -----------
INVESTMENT COMPANY--0.5%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.70%(4, 5) (Cost $9,142,422)                                                                9,142,422        9,142,422
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $1,917,885,937)                                                                  1,628,013,504

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--10.5%(6)
OFI Liquid Assets Fund, LLC, 0.77%(4, 5) (Cost $172,145,100)                               172,145,100      172,145,100

Total Investments, at Value (Cost $2,090,031,037)                                                109.8%   1,800,158,604
Liabilities in Excess of Other Assets                                                             (9.8)    (161,224,852)
                                                                                           -----------   --------------
Net Assets                                                                                       100.0%  $1,638,933,752
                                                                                           ===========   ==============

Footnotes to Statement of Investments

(1.) Partial or fully-loaned security. See accompanying Notes.

(2.) Non-income producing security.

(3.) Illiquid security. The aggregate value of illiquid securities as of April
     30, 2009 was $367, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.


                  33 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS         GROSS          SHARES
                                                     JULY 31, 2008    ADDITIONS     REDUCTIONS   APRIL 30, 2009
                                                     -------------   -----------   -----------   --------------
OFI Liquid Assets Fund, LLC                           188,263,600    843,709,710   859,828,210     172,145,100
Oppenheimer Institutional Money Market Fund, Cl. E      5,173,202    269,367,578   265,398,358       9,142,422

                                                         VALUE        INCOME
                                                     ------------   ----------
OFI Liquid Assets Fund, LLC                          $172,145,100   $2,389,515(a)
Oppenheimer Institutional Money Market Fund, Cl. E      9,142,422       95,097
                                                     ------------   ----------
                                                     $181,287,522   $2,484,612
                                                     ============   ==========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(5.) Rate shown is the 7-day yield as of April 30, 2009.

(6.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $1,800,155,942         $--
Level 2--Other Significant Observable Inputs            2,295          --
Level 3--Significant Unobservable Inputs                  367          --
                                               --------------         ---
   Total                                       $1,800,158,604         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                  34 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior


                  35 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign


                  36 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.


                  37 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of April 30, 2009, the Fund had on loan securities valued at $169,746,360. Collateral of $172,145,100 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

ILLIQUID SECURITIES

As of April 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                  38 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Federal tax cost of securities   $2,116,858,346
                                 ==============
Gross unrealized appreciation    $  153,259,642
Gross unrealized depreciation      (469,959,384)
                                 --------------
Net unrealized depreciation      $ (316,699,742)
                                 ==============


                  39 | Oppenheimer Main Street Opportunity Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund


By: /s/ John V. Murphy
    -------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    -------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009


By: /s/ Brian W. Wixted
    -------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/15/2009